COLUMBIA COMMON STOCK FUND, INC.
                           COLUMBIA GROWTH FUND, INC.
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.



              Supplement to Current Class A, B, C and D Prospectus



Effective July 1, 2004, similar language under the heading "Sales Charge" is being replaced in its entirety with the following:


PURCHASES OF LESS THAN $250,000:

Class B Sales Charges

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                              5.00
Through second year                                             4.00
Through third year                                              3.00
Through fourth year                                             3.00
Through fifth year                                              2.00
Through sixth year                                              1.00
Longer than six years                                           0.00

Commission to financial advisors is 4.00%.






G-36/128S-0604                                             June 25, 2004